Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 21,517	$ 22,599
Successor [Member]
Accounts payable	8,697	10,642
Other accrued expenses	3,151	3,577
Customer deposits	3,257	2,511
Accrued compensation	2,066	2,164
Accrued charge-backs	3,998	3,252
Accrued interest	348	453
Total	$ 21,517	$ 22,599
Predecessor [Member]
Accounts payable			$ 12,394
Other accrued expenses			2,893
Customer deposits			3,999
Accrued compensation			3,211
Accrued charge-backs			2,373
Accrued interest			311
Total			$ 25,181